CREDIT FACILITIES	12 Months Ended
Dec. 31, 2025
Line of Credit Facility [Abstract]
CREDIT FACILITIES	CREDIT FACILITIES
As of December 31, 2025, the Company has multiple active committed letter of credit facilities with a total commitment of up to $1.6 billion, as well as two additional credit facilities denominated in British Pound Sterling and Euros, with total commitments of up to £150 million and €75 million, respectively. The Company also has additional uncommitted letter of credit facilities of up to $240 million which may be accessible via written request and corresponding authorization from the applicable lender. There is no guarantee that the uncommitted capacity will be available to us on a future date.
The terms and outstanding amounts for each facility are discussed below. See Note 11 of the Notes to these Consolidated Financial Statements for collateral posted related to secured letters of credit.
Bermuda Re Wells Fargo Bilateral Letter of Credit Facility
Effective June 10, 2024, Everest Reinsurance (Bermuda) Ltd. (“Bermuda Re”) entered into a Second Amended and Restated Letter of Credit Facility agreement with Wells Fargo (the “Bermuda Re Wells Fargo Bilateral Letter of Credit Facility”). The agreement provides a commitment for the issuance of up to $500 million of secured letters of credit. Effective June 9, 2025, the Bermuda Re Wells Fargo Bilateral Letter of Credit Facility was amended to tranche the facility, extend the availability of committed issuance for two years, and to reduce the overall size of the facility. As of December 31, 2025, the amended Bermuda Re Wells Fargo Bilateral Letter of Credit Facility provides for the committed issuance of up to $175 million of unsecured letters of credit and $175 million of secured letters of credit.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Secured Tranche	$175	$141	12/31/2026	$500	$455	12/31/2025
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Unsecured Tranche	175	140	12/31/2026
Total Bermuda Re Wells Fargo Bank Bilateral LOC Facility	$350	$280		$500	$455
(Some amounts may not reconcile due to rounding.)
Bermuda Re Citibank Letter of Credit Facility
Effective August 9, 2021, Bermuda Re entered into a letter of credit issuance facility with Citibank N.A. (the “Bermuda Re Citibank Letter of Credit Facility”). The Bermuda Re Citibank Letter of Credit Facility provides for the committed issuance of up to $230 million of secured letters of credit. In addition, the facility provided for the uncommitted issuance of up to $140 million, which may be accessible via written request by the Company and corresponding authorization from Citibank N.A. Effective December 23, 2025, the agreement was amended to extend the availability of committed issuance for an additional two years.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Citibank LOC Facility - Committed	$230	$—	1/21/2026	$230	$—	01/21/2025
		4	2/28/2026		4	02/28/2025
		2	3/1/2026		2	3/1/2025
		1	3/15/2026		1	3/15/2025
		—	12/16/2026		3	9/23/2025
		191	12/31/2026		1	12/1/2025
		1	8/15/2027		—	12/16/2025
		3	9/23/2027		—	12/20/2025
					197	12/31/2025
					1	8/15/2026
Bermuda Re Citibank LOC Facility - Uncommitted	140	1	12/1/2026	140	75	12/31/2025
		—	12/20/2026		7	12/30/2028
		42	12/31/2026
		7	12/30/2029
Total Bermuda Re Citibank LOC Facility	$370	$253		$370	$293
(Some amounts may not reconcile due to rounding.)
Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility
Effective August 27, 2021, Bermuda Re entered into a letter of credit issuance facility with Bayerische Landesbank (the “Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility”). The Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility provides for the committed issuance of up to $200 million of secured letters of credit. Effective August 16, 2024, the Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility was amended to extend the availability of committed issuance for three years.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility - Committed	$200	$123	12/31/2026	$200	$193	12/31/2025
(Some amounts may not reconcile due to rounding.)
Bermuda Re Bayerische Landesbank Bilateral Unsecured Letter of Credit Facility
Effective December 30, 2022, Bermuda Re entered into an additional letter of credit issuance facility with Bayerische Landesbank, New York Branch (the “Bermuda Re Bayerische Landesbank Bilateral Unsecured Letter of Credit Facility”). The Bermuda Re Bayerische Landesbank Bilateral Unsecured Letter of Credit Facility provides for the committed issuance of up to $150 million of unsecured letters of credit and is fully and unconditionally guaranteed by Group, as Parent Guarantor. Effective December 30, 2024, the Bermuda Re Bayerische Landesbank Bilateral Unsecured Credit Facility was amended to extend the availability of committed issuance for two years.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Bayerische Landesbank Bilateral Unsecured Credit Facility - Committed	$150	$150	12/31/2026	$150	$150	12/31/2025
(Some amounts may not reconcile due to rounding.)
Bermuda Re Lloyd’s Bank Letter of Credit Facility.
Effective December 27, 2023, Bermuda Re entered into an amended and restated letter of credit issuance facility with Lloyd’s Bank Corporate Markets PLC, to add Ireland Insurance as an account party with access to a $15 million sub-limit for the issuance of letters of credit (the “Bermuda Re Lloyd’s Bank Letter of Credit Facility”). Effective August 18, 2025, the Bermuda Re Lloyds Bank Letter of Credit Facility was amended to add Everest Re as an account party and to extend the availability of committed issuance for an additional two years. The Bermuda Re Lloyd’s Bank Letter of Credit Facility provides for the committed issuance of up to $250 million of unsecured letters of credit and is fully and unconditionally guaranteed by Group, as Parent Guarantor. Letters of credit under the Bermuda Re Lloyd’s Bank Letter of Credit Facility may be issued in U.S. dollars, Canadian dollars, Euros or Sterling.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Lloyd's Bank Credit Facility - Committed	$250	$67	10/22/2026	$250	$244	12/31/2025
		61	12/18/2026
		107	12/31/2026
Total Bermuda Re Lloyd's Bank Credit Facility	$250	$235		$250	$244
(Some amounts may not reconcile due to rounding.)
Bermuda Re Barclays Bank Letter of Credit Facility
Effective November 3, 2021, Bermuda Re entered into a letter of credit issuance facility with Barclays Bank PLC (the “Bermuda Re Barclays Letter of Credit Facility”). The Bermuda Re Barclays Letter of Credit Facility provides for the committed issuance of up to $200 million of secured letters of credit. Effective October 30, 2024, the agreement was amended to extend the availability of the committed issuance for an additional three years.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Barclays Bilateral Letter of Credit Facility	$200	$13	11/14/2026	$200	$150	12/30/2025
	—	5	12/31/2026	—	14	12/31/2025
Total Bermuda Re Barclays Bilateral Letter of Credit Facility	$200	$17		$200	$164
(Some amounts may not reconcile due to rounding.)
Bermuda Re Nordea Bank Letter of Credit Facility
Effective November 21, 2022, Bermuda Re entered into a letter of credit issuance facility with Nordea Bank ABP, New York Branch (the “Nordea Bank Letter of Credit Facility”). The Bermuda Re Nordea Bank Letter of Credit Facility provides for the committed issuance of up to $200 million of unsecured letters of credit, and subject to credit approval, uncommitted issuance of $100 million for a maximum total facility amount of $300 million.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Nordea Bank Letter of Credit Facility - Committed	$200	$200	12/31/2026	$200	$200	12/31/2025
Nordea Bank Letter of Credit Facility - Uncommitted	100	100	12/31/2026	100	100	12/31/2025
Total Nordea Bank ABP, NY LOC Facility	$300	$300		$300	$300
(Some amounts may not reconcile due to rounding.)
Everest International Reinsurance, Ltd. Funds at Lloyds Syndicated Letter of Credit Facility
Effective October 30, 2024, Everest International entered into a letter of credit issuance facility with a syndicate of banks including Lloyds Bank plc, Commerzbank AG, London Branch and ING Bank N.V., London Branch (the “Funds at Lloyds Syndicated Letter of Credit Facility”). Effective October 26, 2025, the agreement was extended for an additional one year and amended to £150 million of unsecured letters of credit to support Everest Corporate Member Limited’s Funds at Lloyds requirements.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Pounds in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Funds at Lloyds Syndicated Letter of Credit Facility	£150	£143	11/1/2029	£113	£107	11/1/2028
(Some amounts may not reconcile due to rounding.)
Everest Reinsurance Company (Ireland), dac Commerzbank Letter of Credit Facility
Effective December 30, 2024, Ireland Re entered into a letter of credit issuance facility with Commerzbank AG, New York Branch (the “Commerzbank Letter of Credit Facility”). The Commerzbank Letter of Credit Facility provides for the committed issuance of up to €75 million of unsecured letters of credit. Letters of credit under the Commerzbank Letter of Credit Facility may be issued in U.S. dollars or Euros.
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars and Euros in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Commerzbank Letter of Credit Facility	€75	€51	1/30/2027	€75	€20	12/31/2025
		$25	12/31/2026
		$—	12/26/2026
(Some amounts may not reconcile due to rounding.)
Federal Home Loan Bank Membership
Everest Re is a member of the Federal Home Loan Bank of New York (“FHLBNY”), which allows Everest Re to borrow up to 10% of its statutory admitted assets. As of December 31, 2025, Everest Re had statutory admitted assets of approximately $32.6 billion which provides borrowing capacity in excess of approximately $3.3 billion. As of December 31, 2025, Everest Re had $1.0 billion of borrowings outstanding, which begin to expire in 2026. Everest Re incurred interest expense of $48 million and $45 million for the years ended December 31, 2025 and 2024, respectively. The FHLBNY membership agreement requires that 4.5% of borrowed funds be used to acquire additional membership stock. Additionally, the FHLBNY membership agreement requires that members must have sufficient qualifying collateral pledged. As of December 31, 2025, Everest Re had $1.4 billion of collateral pledged. See Note 11 of the Notes to these Consolidated Financial Statements.
SENIOR NOTES
The table below displays Holdings’ outstanding senior notes (the “Senior Notes”). Fair value is based on quoted market prices, but due to limited trading activity, the Senior Notes are considered Level 2 in the fair value hierarchy.

				December 31, 2025		December 31, 2024
(Dollars in millions)	Date Issued	Date Due	Principal Amounts	Consolidated Balance Sheet Amount	Fair Value	Consolidated Balance Sheet Amount	Fair Value
4.868% Senior notes	6/5/2014	6/1/2044	$400	$398	$355	$398	$347
3.5% Senior notes	10/7/2020	10/15/2050	1,000	982	698	982	681
3.125% Senior notes	10/4/2021	10/15/2052	1,000	972	636	971	620
			$2,400	$2,352	$1,689	$2,350	$1,648
(Some amounts may not reconcile due to rounding.)
Interest expense incurred in connection with the Senior Notes is as follows for the periods indicated:

			Years Ended December 31,
(Dollars in millions)	Interest Paid	Payable Dates	2025	2024	2023
4.868% Senior Notes	semi-annually	June 1/December 1	$19	$19	$19
3.5% Senior Notes	semi-annually	April 15/October 15	35	35	35
3.125% Senior Notes	semi-annually	April 15/October 15	32	32	32
			$86	$86	$86
(Some amounts may not reconcile due to rounding.)